Equity-accounted investees (Details Textual)		1 Months Ended				12 Months Ended
	Nov. 14, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 TRY (₺)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Equity-accounted investees [Line Items]
Investments accounted for using equity method						$ 111,549,000	$ 152,630,000	$ 133,140,000
Dividends paid, classified as financing activities						$ 550,352,000	373,933,000	399,410,000
Description of Dividend Distribution						50% of the distributed dividend was charged to retained earnings subsequent to 2014, in line with the Company’s statutes that establish that 37% of the distributed dividend corresponds to SQM. The remaining 50% was charged to retained earnings generated between 2004 and 2014, in line with the Company’s statutes that establish that 50% of the distributed dividend corresponds to SQM.
Kore Potash Ltd. [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method					$ 3,000,000
Abu Dhabi Fertilizer Industries WLL
Equity-accounted investees [Line Items]
Dividends paid, classified as financing activities			$ 4,348		10,890,000
Description of Dividend Distribution						50
Ajay North America
Equity-accounted investees [Line Items]
Dividends paid, classified as financing activities		$ 1,432,000	1,432,000		$ 1,432,000	$ 1,432
Ajay North Europe SARL [Member]
Equity-accounted investees [Line Items]
Dividends paid, classified as financing activities			1,622,000
SQM Thailand Co Ltd [Member]
Equity-accounted investees [Line Items]
Dividends paid, classified as financing activities			906,000
Losses on disposals of investments	$ 759,000
Doktor Tarsa Tarim [Member]
Equity-accounted investees [Line Items]
IncreaseDecreaseThroughAppropriationOfRetainedEarnings			$ 18,753,000	₺ 86
Doktor Tarsa Tarim [Member] | Plantacote N.V [Member]
Equity-accounted investees [Line Items]
Investments accounted for using equity method							$ 4,208,000	$ 3,500,000
Proportion of ownership interest in associate							100.00%